Document And Entity Information	3 Months Ended
	Mar. 31, 2014	May 14, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	SWK Holdings Corporation
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		43,174,894
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Entity Central Index Key	0001089907
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1